Amounts Included in Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Net actuarial loss	$ (12,228)	$ (8,979)
Deferred tax assets	2,221	2,759
Other comprehensive income, net	$ (10,007)	$ (6,220)